Intellectual Property (Detail Textuals) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Feb. 29, 2020	Aug. 31, 2019	Nov. 12, 2014
Alternative Health Products [Line Items]
Useful life		20 years	20 years
PoViva Tea, LLC
Alternative Health Products [Line Items]
Royalty percentage	5.00%
Equity interest percentage	49.00%
Amount of compensation	$ 70,000
Term of royalty contract	20 years
Poppy's Teas LLC
Alternative Health Products [Line Items]
Equity interest percentage				51.00%